Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0001109345
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	000-30668
Entity Registrant Name	NOVA MEASURING INSTRUMENTS LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	5 David Fikes St.
Entity Address, Address Line Two	P.O. Box 266
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7610201
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	NVMI
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	28,176,862
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Business Contact [Member]
Contact Personnel Name	Dror David
Entity Address, Address Line One	P.O.B 266
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7610201
City Area Code	972
Local Phone Number	73-2295833